EQUITABLE AMERICA

REBECCA MALANGA

Counsel

(908) 763-2888

Rebecca.Malanga@equitable.com

February 3, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America (“Equitable America”)

Form N-4 Registration Statement

Retirement Cornerstone® Series 19

Equitable America Variable Account No. 70A

File Nos. 333-248907 and 811-23609

CIK #0001822818

On behalf of Equitable America, we are filing herewith, electronically via EDGAR, Equitable America’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 listed above under the Securities Act of 1933, as amended.

Please contact the undersigned at (908) 763-2888 if you have any questions or comments.

Very truly yours,

/s/ Rebecca Malanga

Rebecca Malanga

525 WASHINGTON BOULEVARD, JERSEY CITY, NJ

07310